Goodwill and Other Intangible Assets - Primary Cash-Generating Units (Detail)	Dec. 31, 2017	Dec. 31, 2016
Corporate & Investment Bank [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	8.80%	8.80%
Wealth Management [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	9.10%	8.40%
Deutsche Asset Management [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	10.00%	9.90%